Related Party Transactions (Detail)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Resolute Investments, Ltd. [Member]
Related Party Transaction [Line Items]
Share of Resolute in outstanding common stock	37.10%	39.10%	34.80%